Debt Lines of Credit (Details) (USD $)				12 Months Ended
	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 $1.25 billion LOC [Member]	Dec. 31, 2010 $1.425 Billion LOC [Member]
Line of Credit Facility [Line Items]
Unsecured revolving credit facility	$ 1,750,000,000			$ 1,250,000,000	$ 1,425,000,000
Line of Credit Maturity				Jul. 13, 2014	Feb. 01, 2012
500.0 million ability to increase				500,000,000
Advances under credit facility, rate plus spread				1.15%
Line of Credit Facility, Commitment Fee Percentage				0.20%
Write Off Of Unamortized Deferred Financing Costs					200,000
Remaining borrowing capacity				1,220,000,000	1,280,000,000
Line of Credit Facility, Amount Outstanding		0	0
Amount restricted/dedicated to support letters of credit				31,800,000	147,300,000
Weighted average interest rate on revolving letter of credit				1.42%	0.66%
Line of credit commitment by bankrupt financial institution now unavailable					$ 75,000,000